Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

Foreign currency translation

The Group uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands is United States Dollar (“US$”) and the Company’s subsidiaries in Hong Kong is HK$, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended November 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7870, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for credit losses Actual results may differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents mainly represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. As of November 30, 2025 and 2024, the Group had cash and cash equivalent balance of HK$ 67,468,223 (US$ 8,664,212) and HK$ 63,535,847, respectively. The Group maintains bank accounts in Hong Kong.

Accounts receivable, net

Accounts receivable mainly represent amounts due from clients for Financial PR services which are recorded at the invoiced amount less an allowance for any uncollectible accounts. The Group grants 30 days credit terms to the clients. The allowance for doubtful accounts reflects the Group’s best estimate of expected losses. Before December 1, 2023 the Group determines the allowance for doubtful accounts based on an assessment of historical collection activity, the current business environment and forecasts that may affect the customers’ ability to pay. On December 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, replacing the previous incurred loss impairment model, which makes allowances when there is substantial doubt as to the collectability and a loss is determined to be probable. The Group adopt the current expected credit loss model (“CECL model”) to estimate the expected credit losses, which is determined by multiplying the probability of default. In determining the probability of default, the Group mainly considers factors including aging schedule of receivables, migration rate of receivables, assessment of receivables due from specific identifiable counterparties that are considered at risk or uncollectible, current market conditions, as well as reasonable and supportable forecasts of future economic conditions. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected. Expected credit losses for accounts receivables are recorded as general and administrative expenses on the consolidated statements of income. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on retained earnings as of November 30, 2023. During the year ended November 30, 2025, HK$ 1,200,187 of accounts receivable were recorded provision for allowance for credit loss of accounts receivables, HK$ 5,642,032 of accounts receivable have been written off; and during the year ended November 30, 2024, HK$ 3,890,793 of accounts receivable made as allowance of doubtful debts due to lower recovery possibility; and during the year ended November 30, 2024, HK$ 982,061 of accounts receivable bad debts being written off; and during the year ended November 30, 2023, HK$2,154,945 of accounts receivable made as allowance of doubtful debts due to lower recovery possibility;

Prepayments and other receivables

Prepayments and other receivables are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of November 30, 2025, 2024 and 2023 management believes that the Company’s prepayments and deposits are not impaired.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived assets

The Group evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Group recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended November 30, 2025, 2024 and 2023, no impairment of long-lived assets was recognized.

Contract liabilities

The Group bills its clients based upon contractual schedules. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities.

Contract liabilities represent the upfront payments received upon signing of the contract for Financial PR services. Advance payments in excess of related accounts receivable are presented as contract liabilities on the consolidated balance sheets.

Lease

The Group is a lessee of non-cancellable operating leases for corporate office premise. The Group applied ASC Topic 842 “Leases” for all periods presented. The Group determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the leases commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Group may recognize the lease payments in the consolidated statements of income on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Group elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Group is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Group did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Group evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended November 30, 2025, 2024 and 2023, the Group did not have any impairment loss against its operating lease right-of-use assets.

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, prepayments, escrow receivable and other receivables, and accruals and other payables approximate their fair values because of their generally short maturities.

Revenue recognition

The Group applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

The five-step model defined by ASC 606 requires the Group to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts, and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

The Group has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Group elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects that, upon the inception of revenue contracts, the period between when the Group transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Group elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

The Group is a professional services provider in Hong Kong that principally engages in the Financial PR services.

The Group enters into a distinct contract with its clients for the Financial PR services. The Financial PR services include maintaining the positive relationship between the client and their investors through difference social media channels and carrying out promotion event, including (1) maintenance and development of public relations and investor relations; (2) conferences and interviews; (3) media monitoring; (4) crisis management; (5) investor targeting; and (6) investor polling.

The revenue generated from Financial PR services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of Financial PR services. The clients agree to pay a fixed fee by instalments over the contract terms as specified in the service agreements. The Financial PR services provide involve a series of tasks which are distinct and meet the criteria for recognizing revenue overtime. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. That is, the benefit consumed by the clients is substantially similar each month, even though the exact volume of services may vary. Therefore, the Group concludes that the services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The Group recognizes revenues from Financial PR services on a monthly basis when it satisfies its performance obligations throughout the contract terms.

For project-based Financial PR services, the Group generally receives payment of the total pre-agreed or pre-endorsed fee in full before the Group performs the relevant project-based Financial PR services. The project-based Financial PR services include (i) roadshows; (ii) investor luncheons; (iii) press conference/media briefings; (iv) listing ceremonies; (v) site visit/business tours; and (vi) congratulatory advertisements. The project-based Financial PR services involve multiple tasks which are interrelated, integrated, customized, and are not separable or distinct as the Group’s clients cannot benefit from any standalone task. Therefore, the Group concludes that the project-based Financial PR services to be accounted for as a single performance obligation. The Group recognizes revenues from Financial PR services on a monthly basis when it satisfies its performance obligations throughout the contract terms of which the contract period is generally one year or within one year.

For one-off Financial PR services, the Group generally provide these add-on services as optional purchase to year around customers, the payment will be settled when the services are delivered to customers. One-off PR services provide promised services, such as writing in-depth press release, publish additional writing press, customized live show, and re-post business articles to featured channel. Such add-on service is usually an “optional purchase” separately agreed in the recurring financial PR service agreement, by which the customer has the right to exercise the option to purchase additional services in a separately agreed service price. The option is deemed to be a marketing offer, and not a part of the existing contract. The marketing offer is only accounted for when the customer exercises its option. It’s not a variable consideration. The Group recognizes revenue at the point in time when the service is transferred to the customer.

For projects which are terminated or lapsed at expiry of contracts, the revenue from the upfront fee is recognized at the time of termination or lapse of contracts. Out-of-pocket expenses are incurred during the execution of the projects upon receipt of payment of the client, and are generally excluded from the revenues.

Revenue disaggregated by timing of revenue recognition for the years ended November 30, 2025, 2024 and 2023 is disclosed in the table below:

	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Over time
Financial PR services	15,427,899	10,432,198	10,543,318	1,353,964
Project-based Financial PR services	2,607,555	7,490,660	5,794,221	744,089
Point in time
One-off Financial PR services	2,503,764	2,363,732	2,143,610	275,281
Total Revenue	20,539,218	20,286,590	18,481,149	2,373,334

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at November 30 are as follows:

	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Amounts expected to be recognized as revenue:
Within one year	3,300,000	-	-	-
After one year	3,575,000	-	-	-
Total	6,875,000	-	-	-

The Group expects to recognize majority of the related revenue as it provides services to its clients, which is expected to occur within three years for the Financial PR services. Due to the termination of the contract this year, there is no remaining performance obligations this year. The Group elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less.

Other income

Interest income is mainly generated from savings and time deposits and is recognized on an accrual basis using the effective interest method.

Direct cost of revenues

Direct cost of revenues consists of vendor cost, employee compensation, related payroll benefits and the Company’s director remuneration which are attributable to the revenue-generating activities and media and promotion services the Group provides for its clients.

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of HK$30,000 (US$3,856).

During the years ended November 30, 2025, 2024 and 2023, the total amount charged to the consolidated statements of income in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were HK$347,694 (US$44,599), HK$281,573 and HK$144,264 respectively.

Income tax

IGL is not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by IGL and the Company’s subsidiary in Hong Kong, IJL and ITL, to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

IJL, ITL and LQ are incorporated in and carry trade and business in Hong Kong and are subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

SZIJ are incorporated in and carry trade and business in mainland China and is subject to enterprise income tax under the relevant tax laws and regulations of the PR.China.

The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Group is not currently subject to tax in the British Virgin Islands.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. In general, the Inland Revenue Department of Hong Kong has up to 7 years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2018/19 to 2024/25 of the Company’s Hong Kong subsidiaries remain open to examination by the taxing jurisdictions. Penalties and interest incurred related to late payment of income tax are classified as income tax expense in the period incurred.  During the year ended November 30, 2024, the Company paid a late penalty for income tax of HK$8,676 (USD$1,115). The Group does not have any significant unrecognized tax benefits during the years ended November 30, 2025, 2024 and 2023. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

The Company uses the management approach to determine its reportable operating segments in accordance with ASC 280. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews operating results in a consolidated basis for purposes of making operating decisions, allocating resources, and assessing performance.

The Company operates a single line of business, providing financial public relations (“Financial PR”) services, and manages its operations as an integrated whole. Accordingly, the Company has determined that it has one operating segment and one reportable segment.

During the year ended November 30, 2025, the Company completed the acquisition of a PRC subsidiary. Management evaluated the impact of the acquisition and concluded that it did not result in a separate operating segment, as the CODM continues to review financial information on a consolidated basis and does not separately assess performance or allocate resources to the PRC subsidiary.

The Company generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in Hong Kong.

The CODM primarily uses net income (loss) to evaluate performance and monitor budget-to-actual results, and also reviews significant expense categories, including cost of revenues, selling and marketing expenses, and general and administrative expenses.

As the Company operates as a single operating and reportable segment, the significant segment expenses regularly reviewed by the CODM are those presented on the consolidated statements of operations, including cost of revenues, selling and marketing expenses, and general and administrative expenses. Other items include other income, net, and income tax (expense) benefit.

Earnings per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended November 30, 2025, 2024, and 2023, there were no dilutive shares.

Credit risk

Assets that potentially subject the Group to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and other current assets.

The Group believes that there is no significant credit risk associated with cash and cash equivalents, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$ 800,000 (approximately US$ 102,821) if the bank with which an individual/a company hold its eligible deposit fails. As of November 30, 2025, cash and cash equivalents balance of HK$ 67,468,222 (US$ 8,664,212) was maintained at financial institutions in Hong Kong and approximately HK$1,632,959 were insured by the Hong Kong Deposit Protection Board.

The Group has designed their credit policies with an objective to minimize their exposure to credit risk. The Group’s accounts receivable are short term in nature and the associated risk is minimal. The Group conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Group periodically evaluates the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended November 30,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Customer A	3,300,000	16%	-	-%	-	-	-%
Total	3,300,000	16%	-	-%	-	-	-%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of		As of		As of
	November 30,		November 30,		November 30,
	2024	2024	2025	2025	2025	2025
	HK$	%	HK$	%	US$	%
Customer B	3,725,000	44%	-	-%	-	-%
Total	3,725,000	44%	-	-%	-	-%

Interest rate risk

The Group’s exposure on fair value interest rate risk mainly arises from its fixed deposits with bank. It also has exposure on cash flow interest rate risk which is mainly arising from its deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Group, such as cash and cash equivalents, at the end of the reporting period, the Group is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Foreign currency risk

The Group is exposed to foreign currency risk primarily through service income that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily United States dollars (US$). As HK$ is currently pegged to US$, the Group’s exposure to foreign exchange fluctuations is minimal.

Recent Accounting Pronouncements

Recently Issued Accounting Standards which have been adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures, which requires that an entity report segment information in accordance with Topic 280, Segment Reporting. The amendment in the ASU is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this accounting guidance for the year ended November 30, 2025, and applied it retrospectively to all prior periods presented in the consolidated financial statements. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flows.

New accounting standards which have not yet been adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this Update are effective for annual periods beginning after December 15, 2024. The Company adopted this standard for the fiscal year ended November 30, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements as the Company operates as a single reportable segment. The Company has updated its disclosures accordingly.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses, and in January 2025 issued ASU No. 2025-01, which clarifies the effective date of ASU 2024-03. These standards require enhanced disclosures regarding the disaggregation of certain expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption and retrospective application are permitted. The Company is currently evaluating the impact of these standards on its consolidated financial statements. The Company expects that the adoption of these standards will primarily result in enhanced disclosures and will not have a material impact on its consolidated financial position, results of operations, or cash flows.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update provides a practical expedient for estimating expected credit losses for current accounts receivable and contract assets arising from transactions accounted for under ASC 606.ASU 2025-05 is effective for annual periods beginning after December 15, 2025, with early adoption and retrospective application permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of income and statements of cash flows.